FORM 13F COVER PAGE

Report for the Calendar Quarter ended: September 30,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      October 16, 2009


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                    Wright Private Asset Management
                                                              FORM 13F
                                                             9/30/2009

                                                       Form 13F Information Table                        Voting Authority
                                 Title                 --------------------------                    -------------------------
                                   of                      Value     Shares/   Sh/ Put/ Invstmt Other
Name Of Issuer                   Class        CUSIP       (x$1000)   Prn Amt   Prn Call Dscretn  Mgr    Sole  Shared     None
-------------------------        -----       --------- -----------  --------  ---- ---- ------- -----  -----  -------   ------


COMMON STOCK
------------
3M Co.                            COM        88579y101       203       2,745   SH        SOLE            2,650   0         95
AT&T Inc                          COM        00206r102       741      27,433   SH        SOLE           25,916   0      1,517
Air Products & Chemicals          COM        009158106       208       2,680   SH        SOLE            2,555   0        125
American Express Co.              COM        025816109       303       8,935   SH        SOLE            8,700   0        235
Apple Computer  Inc               COM        037833100       333       1,795   SH        SOLE            1,745   0         50
Bank Of America Corp              COM        060505104       288      17,039   SH        SOLE           16,604   0        435
Berkshire Hathaway Inc-Cl A       COM        084670108       202           2   SH        SOLE                2   0          0
Caterpillar Inc                   COM        149123101       296       5,765   SH        SOLE            5,515   0        250
Chevron Corp                      COM        166764100       743      10,545   SH        SOLE            9,985   0        560
Cisco System Inc                  COM        17275r102       391      16,593   SH        SOLE           16,028   0        565
Coca Cola Co.                     COM        191216100       298       5,550   SH        SOLE            5,375   0        175
Computer Sciences Corp            COM        205363104       317       6,020   SH        SOLE            5,790   0        230
Costco Wholesale Corp             COM        22160k105       316       5,610   SH        SOLE            5,390   0        220
Exelon Corp                       COM        30161n101       402       8,105   SH        SOLE            7,770   0        335
Exxon Mobil Corp                  COM        30231g102       761      11,093   SH        SOLE           10,760   0        333
General Electric Co.              COM        369604103       250      15,250   SH        SOLE           14,265   0        985
Hewlett-Packard Co.               COM        428236103       645      13,661   SH        SOLE           13,261   0        400
Honeywell Intl Inc                COM        438516106       282       7,585   SH        SOLE            7,080   0        505
I B M                             COM        459200101       639       5,345   SH        SOLE            5,150   0        195
Illinois Tool Works               COM        452308109       227       5,305   SH        SOLE            5,120   0        185
Intel Corp                        COM        458140100       424      21,667   SH        SOLE           20,912   0        755
JP Morgan Chase & Co.             COM        46625h100       716      16,330   SH        SOLE           15,970   0        360
Johnson & Johnson                 COM        478160104       572       9,401   SH        SOLE            9,135   0        266
McDonalds Corp                    COM        580135101       578      10,120   SH        SOLE            9,815   0        305
Medtronic Inc                     COM        585055106       333       9,036   SH        SOLE            8,730   0        306
Metlife Inc                       COM        59156r108       344       9,030   SH        SOLE            8,710   0        320
Microsoft Corp                    COM        594918104       516      20,069   SH        SOLE           19,414   0        655
Molson Coors Brewing Co-B         COM        60871r209       268       5,510   SH        SOLE            5,290   0        220
Nike Inc Cl B                     COM        654106103       255       3,940   SH        SOLE            3,800   0        140
Pepsico Inc                       COM        713448108       386       6,589   SH        SOLE            6,400   0        189
Pfizer Inc                        COM        717081103       459      27,732   SH        SOLE           26,020   0      1,712
Precision Castparts Corp          COM        740189105       219       2,150   SH        SOLE            2,080   0         70
Procter & Gamble                  COM        742718109       402       6,935   SH        SOLE            6,745   0        190
Schlumberger Ltd                  COM        806857108       406       6,820   SH        SOLE            6,610   0        210
Sigma-Aldrich                     COM        826552101       291       5,393   SH        SOLE            5,240   0        153
Target Corp                       COM        87612e106       397       8,515   SH        SOLE            8,265   0        250
Total System Services, Inc.       COM        891906109     4,340     269,376   SH        SOLE          269,376   0          0
US Bancorp                        COM        902973304       295      13,495   SH        SOLE           13,010   0        485
United Technologies               COM        913017109       419       6,870   SH        SOLE            6,680   0        190
Wellpoint Inc                     COM        94973v107       216       4,565   SH        SOLE            4,415   0        150
Wells Fargo Company               COM        949746101       363      12,865   SH        SOLE           12,440   0        425
                                                        ------------
GRAND TOTAL                                               20,043
                                                        ============

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   41
Form 13F Information Table Value Total:              $20,043


List of Other Included Managers:            NONE